Subsequent Events (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
7.25% Senior Unsecured Notes
Subsequent Event [Line Items]
Debt instrument cancellation date	Mar. 21, 2017
Debt instrument cancelled amount	$ 369,000
6.5% Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument cancellation date	Mar. 21, 2017
Debt instrument cancelled amount	$ 340,300